Unsecured Promissory Notes and Warrants (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 30, 2018	Jun. 07, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of warrants issued to purchase of shares of common stock					333,332	906
Amortization of debt discount			$ 34	$ 26	$ 116	$ 53
Interest expense			86	66	302	172
Loss on extinguishment of debt			(199)
Lambda Investors, LLC [Member]
Due to related party					300
Lambda [Member]
Interest expense related party					33	19
Entities Controlled by Member of Management [Member]
Due to related party					30
Entities Controlled by Member of Management [Member] | Lambda Investors, LLC [Member]
Due to related party					30
Entities Controlled by Member of Management [Member] | Lambda [Member]
Interest expense related party			1	8	$ 3	$ 2
Note and Warrant Agreement [Member]
Gross proceeds from unsecured promissory notes and warrants		$ 1,187
Percentage of accrues interest rate per annum		11.00%
Note repayable date		Jun. 07, 2019
Proceeds from warrants		$ 393
Debt issuance costs		$ 9
Amortization of debt discount			34	26
Interest expense			$ 30	$ 33
Note and Warrant Agreement [Member] | Investors [Member]
Number of warrants issued to purchase of shares of common stock		2,400,000
Secured Note Agreement [Member]
Accrued interest	$ 43
Loss on extinguishment of debt	199
Secured Note Agreement [Member] | Noteholders [Member]
Interest paid	$ 195